Accounts Receivables, Net - Schedule of Company’s Net Accounts Receivable (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Company’s Net Accounts Receivable [Abstract]
Trade receivable	$ 929,466	$ 42,012
Less: allowance for expected credit losses	(552,741)	(41,734)	$ (42,357)
Accounts receivable, net	$ 376,725	$ 278